END - STAT SUP -1 091012
Statutory Prospectus Supplement dated September 10, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Endeavor Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Uptigrove	Portfolio Manager (lead)	2008
Clayton Zacharias	Portfolio Manager	2007”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Canada. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪	Mark Uptigrove, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Canada and/or its affiliates since 2005.

▪	Clayton Zacharias, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco Canada and/or its affiliates since 2002.
The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
END - STAT SUP -1 091012

END - STAT SUP -1 091012
Statutory Prospectus Supplement dated September 10, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco International Total Return Fund
Invesco Premium Income Fund
Invesco Select Companies Fund (formerly named Invesco Small Companies Fund)

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Endeavor Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Uptigrove	Portfolio Manager (lead)	2008
Clayton Zacharias	Portfolio Manager	2007”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Endeavor Fund” in the prospectus:
▪	“Mark Uptigrove, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Canada and/or its affiliates since 2005.

▪	Clayton Zacharias, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco Canada and/or its affiliates since 2002.”
END - STAT SUP -1 091012